Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Cash and cash equivalents		$ 39,407,386	$ 369
Total assets		48,595,236	21,581,980
Tanker Segment [Member]
Segment Information [Abstract]
Total assets		22,272,041	21,581,980
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	26,219,805	0
Prepaid expenses and other assets	[1]	$ 103,390	$ 0

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.